Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended		73 Months Ended	76 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2014	Nov. 30, 2014
Statement of Cash Flows
Net Income (Loss)	$ 43,107	$ (180,536)	$ (2,218,630)	$ (2,244,830)	$ (7,816,401)	$ (7,773,294)
Security Deposit	(14,000)		(14,000)		(14,000)	(14,000)
Amortization	18,490	18,490	73,962	529,157	603,119	621,610
Depreciation	14,502	5,638	30,169	33,485	95,535	121,078
Fair Value Change of Derivative Liability	(250,000)	(8,336)	674,650	350,344	1,024,994	775,000
Allocated Share Based Compensation Expense		18,094			29,890	29,890
Issuance of Stock and Warrants for Services or Claims			25,000	73,323	2,973,463	2,973,463
Adjustment of Warrants Granted for Services			27,449		27,449	27,449
Other Noncash Income (Expense)			778,125		778,125	778,125
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(173,901)	(146,650)	(609,275)	(1,258,521)	(2,297,826)	(2,460,679)
Increase (Decrease) in Inventories				1,000
Increase (Decrease) in Prepaid Expense and Other Assets	161		(2,093)		(2,093)	(431)
Increase (Decrease) in Operating Assets	161		(2,093)	1,000	(2,093)	(431)
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(9,597)	2,189	16,249	5,267	21,516	11,919
Increase (Decrease) in Operating Capital	(9,597)	2,189	16,249	5,267	21,516	11,919
Net Cash Provided by (Used in) Operating Activities	(183,337)	(144,461)	(595,119)	(1,252,254)	(2,278,403)	(2,449,191)
Payments to Acquire Property, Plant, and Equipment			(114,091)	(3,700)	(136,736)	(147,785)
Payments to Acquire Intangible Assets			(59,704)	(479,388)	(539,092)	(539,092)
Net Cash Provided by (Used in) Investing Activities			(173,795)	(483,088)	(675,828)	(686,877)
Payments for (Proceeds from) Deposit on Loan			204,200	351,132	830,022	830,022
Proceeds From Issuance Of Other Long Term Debt					82,256	82,256
Proceeds from (Repayments of) Notes Payable		(60,130)		(7,487)	(230,022)	(230,022)
Proceeds from (Repayments of) Other Long-term Debt				(10,000)	(82,256)	(82,256)
Proceeds from Issuance of Common Stock		224,530	754,899	1,373,920	2,563,594	2,563,594
Proceeds from Other Equity			250,000		250,000	250,000
Net Cash Provided by (Used in) Financing Activities		164,400	1,209,099	1,707,565	3,413,594	3,413,594
Cash and Cash Equivalents, Period Increase (Decrease)	(183,337)	19,939	440,185	(27,777)	459,363	277,526
Cash and Cash Equivalents, at Carrying Value	459,363	19,178	19,178	46,955
Cash and Cash Equivalents, at Carrying Value	$ 277,526	$ 39,117	$ 459,363	$ 19,178	$ 459,363	$ 277,526